EARNINGS PER SHARE - Summary of Basic and Diluted Earnings Per Ordinary Share (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jul. 01, 2022	Jul. 02, 2021
Disclosure of classes of share capital [line items]
Profit attributable to shareholders	€ 667	€ 244
Basic weighted average number of ordinary Shares in issue (million) (in shares)	457,000,000	455,000,000
Effect of dilutive potential Shares (million) (in shares)	1,000,000	2,000,000
Adjusted weighted average number of ordinary shares outstanding	458,000,000	457,000,000
Basic earnings per share (in EUR per share)	€ 1.46	€ 0.54
Diluted earnings per share (in EUR per share)	€ 1.46	€ 0.53
Number of shares issued and fully paid (in shares)	456,789,240	455,853,051
Number of shares outstanding (in shares)	456,789,240	455,853,051
Antidilutive options excluded from diluted earnings per share share (in shares)	0	0